Impairment losses and other provisions - Additional Information (Detail) ₨ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 GBP (£)
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Impairment Charge		₨ 4,454.8	₨ 278,379.1	£ 3,105
Impairment charges on goodwill tax and other assets		4,454.8	278,379.1	3,105
impairment loss on goodwill	$ 1.1	83.1	₨ 81.1	£ 1
Tata Motors European Technical Center PLC [Member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Recoverable value		465.5
Recoverable amount lower than carrying amount		3,440.4
Impairment Charge		2,974.9
Impairment charges on goodwill tax and other assets		2,974.9
Trilix [Member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
impairment loss on goodwill		83.1
Trilix [Member] | Goodwill And Current Tax Assets [Member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Impairment Charge		557.1
Impairment charges on goodwill tax and other assets		557.1
Trilix [Member] | Current Tax Assets [Member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Impairment Charge		461.7
Impairment charges on goodwill tax and other assets		461.7
Passenger Vehicle Segment [Member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Recoverable value		91,203.1
Recoverable amount lower than carrying amount		95,654.8
Impairment Charge	58.9	4,454.8
Impairment charges on goodwill tax and other assets	$ 58.9	₨ 4,454.8
Passenger Vehicle Segment [Member] | Top of range [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Other provisions recognization term	10 years	10 years
Passenger Vehicle Segment [Member] | Bottom of range [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Other provisions recognization term	5 years	5 years
Decrease In Enterprise Value To Sales Multiple By 10% [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Impairment Charge		₨ 9,120.0
Impairment charges on goodwill tax and other assets		₨ 9,120.0